Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

20. SUBSEQUENT EVENTS

Private Placements in 2021

During the first quarter of 2021, the Company entered into several securities purchase agreements with certain investors to sell an aggregate of 3,140,740 ordinary shares, no par value, with total proceeds of approximately $13.1 million before deducting offering expenses. The Company intends to use the net proceeds from the financing for working capital and general corporate purposes.

Strategic Partnership in 2021

On January 26, 2021, the Company entered into a strategic partnership agreement with Ivy International Education Technology Co., Ltd. (“Ivy International Education”) to develop and market new learning programs for quality education. In February, Biznest and Ivy International Education formed a joint venture company, Shenzhen Taoping Education Technology Co., Ltd., 51% equity interests of which owned by Biznest.

On March 22, 2021, the Company entered into a strategic cooperation agreement with BitFuFu.com (“BitFuFu”). to purchase blockchain cloud computing service with a total value of $10 million from BitFuFu within three years. The first batch of $1 million service subscription is from March 18, 2021 to March 13, 2022. By purchasing the blockchain cloud computing service, TAOP will be able to start Bitcoin mining through Antminer, which is expected to bring direct revenues for the Company.

On March 29, 2021, the Company entered into a strategic cooperation framework agreement with Shanghai Guanghua Education Investment Management Co., Ltd. (“Shanghai Guanghua Education”) and Wuhu Sasan Education Management Co., Ltd. (“Wuhu Sasan”), a majority-owned subsidiary of Shanghai Guanghua Education for a term of three years to promote on-line education programs. As a part of the agreement, TAOP and Wuhu Sasan formed a joint venture company, Wuhu Taoping Education Technology Co., Ltd., in March, 2021. Biznest and Wuhu Sasan owns 51 percent and 49 percent equity interests in the joint venture, respectively.

On April 13, 2021, the Company entered into exclusive strategic cooperation and joint operation agreement with Ordos Blockchain Cloud Computing Technology Co., Ltd. to jointly establish and operate a GPU cloud computing power trading platform to provide Taoping’s smart cloud services: cloud desktop, cloud rendering, cloud gaming, digital assets and other blockchain applications. Both parties will jointly build and operate a GPU cloud (“Taoping G Cloud”) computing power trading platform.

Issuance of Restricted Shares and Warrants for Services in 2021

On February 19, 2021, the Company entered into a consulting agreement with Great Bay Capital Investment Limited (“Great Bay”) for a two-year term effective February 19, 2021. Great Bay will provide consulting services to assist the Company in blockchain and digital investment and M&A opportunities. The Company agreed to issue to Great Bay a warrant for the purchase of 1,000,000 ordinary shares of the Company with no par value, exercisable at $3.50 per share (subject to adjustment) at any time prior to the 181st calendar day after the date of issuance. The warrant can only be exercised in cash.

On April 16, 2021, the Company entered into two one-year term consulting agreements with Shenzhen Jinfuze Industrial Co., Ltd. (“Jinzefu”) and Shanjing Capital Group Co., Ltd. (“Shanjing Capital”). Jinzefu will mainly advise the Company on the financing activities. Shanjing Capital will advise the Company on the supply chain related activities. The Company agreed to issue each of the consultants warrants to purchase 450,000 ordinary shares of the Company with no par value, exercisable at $6.30 per share (subject to adjustment) at any time prior to the 12-month anniversary after the date of issuance. The warrants may only be exercised in cash.

Acquisitions in 2021

On March 19, 2021, the Company entered into a share purchase agreement to acquire 100% equity interest in Taoping New Media Co., Ltd. (“Taoping New Media”). After the closing of the transaction, Taoping New Media will become a wholly owned subsidiary of Biznest Internet Technology Co., Ltd., a variable interest entity of TAOP. Taoping New Media is a leading media operator in China’s out-of-home digital advertising industry. It has purchased smart display screens from TAOP since 2017 and built up its digital advertising network based on TAOP’s cloud platform. Mr. Jianghuai Lin, the Chairman and CEO of TAOP, who owns approximately 24.6% of TAOP, also owns approximately 51% of Taoping New Media. After the acquisition, Taoping New Media business is expected to be part of TAOP’s newly created Digital Culture Business Division, and TAOP will capture advertising revenue streams from Taoping network. Pursuant to the share purchase agreement, as consideration of the purchase, TAOP has agreed to issue to the shareholders of Taoping New Media a total of 1,213,630 ordinary shares of TAOP, equivalent to $10.24 million, based on the financial position, advantages of its technology and nation-wide sales net-work in China, and growth potential of the target company. Mr. Lin, as the majority shareholder of Taoping New Media, will receive 614,369 ordinary shares. The closing of the transaction is subject to a number of conditions, including, without limitation, completion of all respective internal approval procedures of the parties, no material adverse impact on the assets, operation and management team of Taoping New Media prior to closing, and the satisfaction or waiver of other customary closing conditions. The parties intend to close the transaction no later than May 10, 2021. Both the board of directors of TAOP and the audit committee of board approved the transaction based on a written opinion rendered by Albeck Financial Services, the independent financial advisor to the board, to the effect that, as of the date of such opinion, the consideration in the transaction is fair to TAOP and TAOP’s shareholders, from a financial point of view. The Company is in the process of finalizing purchase accounting. The acquisition is not considered as acquisition of entity under common control. The Company will engage an independent valuation firm to assist with the allocation of the purchase price of Taoping New Media which is not yet final. TAOP will disclose the item(s) that still remain outstanding in accordance with the requirement contained in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, “Business Combinations”.

On March 31, 2021 the Company entered into a share purchase agreement with Genie Global Limited. (“Genie Global”) to acquire 51% equity interest in Genie Global’s wholly owned subsidiary, Render Lake Tech Ltd. (“Render Lake”). Founded in Ontario, Canada in 2019, Render Lake is a cloud infrastructure service provider committed to provide high-performance cloud computing solutions for special effects companies. Through its network of Trusted Partner Network (TPN)-compliant data centers, Render Lake provides comprehensive cloud solutions and develops cloud desktop, cloud rendering, cloud computing, NFT (Non-Fungible Token), and cloud gaming businesses. The acquisition of Render Lake is important to strategically provide TAOP great opportunities in cloud desktop, cloud computing, and cloud gaming business in the 5G era. Also, cloud rendering and NFT can provide powerful technical support for TAOP’s new media, smart cloud, and online education platform businesses.

Others in 2021

On April 21, 2021, the Company established a wholly-owned Hong Kong subsidiary, Taoping Capital Limited (“Taoping Capital”), to provide capital support for the growth of TAOP’s blockchain and digital asset business and the Company’s cloud desktop, cloud rendering and cloud gaming business. Most of the funds provided by Taoping Capital will be invested in TAOP projects for the purchase of bitcoin mining machines and general-purpose servers suitable for Ethereum and cloud desktops. At the same time, Taoping Capital will support the Company with operation management consulting. Taoping Capital will also actively seek investment opportunities in the blockchain industry.

On April 15, 2021, the Company signed a Bitcoin mining machine purchase agreement (the “Purchase Agreement”) with Bitmain Technologies Limited. Pursuant to the Purchase Agreement, TAOP will purchase Antminer S19j Pro Bitcoin mining machines with a total order value of about $24 million. The purchase will be funded by a line of credit collateralized by the Company’s properties and secured by the personal real estate holding of Mr. Jianghuai Lin, the Chairman and CEO of TAOP. The miners are scheduled to deliver starting from August 2021. Upon the completion of deliveries under the Purchase Agreement, TAOP is expected to own an additional hash rate of approximately 300,000 TH/s.